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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2006
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        November 27, 2006
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        85
                                             ----------------------------

Form 13F Information Table Value Total:      $ 145,270
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   September 30, 2006


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None

      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----

3COM CORP COM                    COM    885535104      110    25000 SH              Sole                    25000
ABB LTD-ADR                      COM    000375204     2118   160700 SH              Sole                   160700
ABBOTT LABORATORIES              COM    002824100      427     8800 SH              Sole                     8800
ADOBE SYSTEMS INC                COM    00724F101     2720    72600 SH              Sole                    72600
AES CORPORATION                  COM    00130h105     1709    83800 SH              Sole                    83800
ALTRIA GROUP, INC.               COM    02209s103     1766    23070 SH              Sole                    23070
AMSOUTH BANCORPORATION           COM    032165102      205     7061 SH              Sole                     7061
ANHEUSER BUSCH COS INC           COM    035229103      518    10900 SH              Sole                    10900
APACHE CORP                      COM    037411105      211     3335 SH              Sole                     3335
ARCHER DANIELS MIDLAND CO.       COM    039483102      303     8000 SH              Sole                     8000
AVALONBAY COMMUNITIES INC        COM    053484101     4669    38775 SH              Sole                    38775
BERKSHIRE HATHAWAY CL.B          COM    084670207     5136     1618 SH              Sole                     1618
BOSTON SCIENTIFIC CORP.          COM    101137107      148    10000 SH              Sole                    10000
BROADCOM CORP CL A               COM    111320107     2400    79100 SH              Sole                    79100
BUSINESS OBJECTS                 COM    12328x107     1500    44000 SH              Sole                    44000
CAMPBELL SOUP COMPANY            COM    134429109     4957   135800 SH              Sole                   135800
CATERPILLAR INC DEL COM          COM    149123101      276     4200 SH              Sole                     4200
CATHAY GENERAL BANCORP           COM    149150104      245     6800 SH              Sole                     6800
CBS CORP. CL B                   COM    124857202     1456    51700 SH              Sole                    51700
CHECK POINT SOFTWARE             COM    m22465104      242    12700 SH              Sole                    12700
CHILDREN'S PLACE                 COM    168905107     1979    30900 SH              Sole                    30900
COACH, INC.                      COM    189754104     1600    46500 SH              Sole                    46500
COCA COLA CO COM                 COM    191216100     1921    43000 SH              Sole                    43000
COLGATE-PALMOLIVE                COM    194162103     3614    58200 SH              Sole                    58200
CYPRESS SEMICONDUCTOR            COM    232806109     1919   108000 SH              Sole                   108000
DEAN FOODS                       COM    242370104      645    15350 SH              Sole                    15350
DOMINION RESOURCES               COM    25746u109     2157    28200 SH              Sole                    28200
DRESS BARN                       COM    261570105     2254   103300 SH              Sole                   103300
ELECTRONICS FOR IMAGING          COM    286082102     1810    79100 SH              Sole                    79100
EMC CORPORATION                  COM    268648102      255    21300 SH              Sole                    21300
ENERGYSOUTH INC                  COM    292970100      216     6412 SH              Sole                     6412
EXELON CORP.                     COM    30161n101     5626    92925 SH              Sole                    92925
EXXON MOBIL CORP.                COM    30231G102     1349    20103 SH              Sole                    20103
FEDERATED DEP'T STORES           COM    31410h101     3284    76000 SH              Sole                    76000
FIRST DATA CORP COM              COM    319963104      294     7000 SH              Sole                     7000
FOUNDRY NETWORKS                 COM    35063r100     1725   131200 SH              Sole                   131200
GENENTECH, INC.                  COM    368710406     3862    46700 SH              Sole                    46700
GENERAL DYNAMICS                 COM    369550108      358     5000 SH              Sole                     5000
GLOBAL SANTAFE CORP.             COM    g3930e101      235     4700 SH              Sole                     4700
GOOGLE, INC.                     COM    38259p508     1829     4550 SH              Sole                     4550
HARSCO CORP.                     COM    415864107      295     3800 SH              Sole                     3800
HEXCEL CORP.                     COM    428291108      248    17500 SH              Sole                    17500
HONEYWELL INC                    COM    438516106      204     5000 SH              Sole                     5000
INTL. GAME TECHNOLOGY            COM    459902102      415    10000 SH              Sole                    10000
J.C. PENNEY CO.                  COM    708160106     4252    62175 SH              Sole                    62175
JOHNSON & JOHNSON                COM    478160104     4061    62531 SH              Sole                    62531
JOY GLOBAL, INC.                 COM    481165108      225     6000 SH              Sole                     6000
KEYCORP                          COM    493267108      449    12000 SH              Sole                    12000
KROGER COMPANY                   COM    501044101      821    35500 SH              Sole                    35500
LOCKHEED MARTIN                  COM    539830109      448     5200 SH              Sole                     5200
MARKEL CORP.                     COM    570535104      370      900 SH              Sole                      900
MCDERMOTT INT'L                  COM    580037109     1881    45000 SH              Sole                    45000
METLIFE INC.                     COM    59156r108     1649    29100 SH              Sole                    29100
MGI PHARMA, INC.                 COM    552880106     2403   139600 SH              Sole                   139600
MICROSOFT CORP                   COM    594918104      550    20100 SH              Sole                    20100
MURPHY OIL CORP.                 COM    626717102      342     7200 SH              Sole                     7200
NATIONAL FUEL GAS CO.            COM    636180101      727    20000 SH              Sole                    20000
NEKTAR THERAPUTICS               COM    640268108      202    14000 SH              Sole                    14000
NEWELL COMPANY                   COM    651229106     3323   117350 SH              Sole                   117350
NEWMONT MINING CORP.             COM    651639106      363     8500 SH              Sole                     8500
OSI PHARMACEUTICALS              COM    671040103     2361    62900 SH              Sole                    62900
PACIFIC SUNWEAR OF CALIF         COM    694873100     2165   143600 SH              Sole                   143600
PARAMETRIC TECHNOLOGY            COM    699173209     1816   104000 SH              Sole                   104000
PEPSICO INC.                     COM    713448108     5652    86600 SH              Sole                    86600
PG&E CORP.                       COM    69331c108     2100    50425 SH              Sole                    50425
PPL CORP.                        COM    69351t106     3589   109100 SH              Sole                   109100
PROCTOR & GAMBLE                 COM    742718109     4581    73910 SH              Sole                    73910
PROGRESSIVE CORP.                COM    743315103      368    15000 SH              Sole                    15000
REPUBLIC SERVICES                COM    760759100     6480   161150 SH              Sole                   161150
RESEARCH IN MOTION               COM    760975102     1180    11500 SH              Sole                    11500
SAFEWAY INC                      COM    786514208     2304    75900 SH              Sole                    75900
SANDISK CORP.                    COM    80004c101     1708    31900 SH              Sole                    31900
SCHLUMBERGER LTD.                COM    806857108      273     4400 SH              Sole                     4400
SIGMA-ALDRICH CORPORATION        COM    826552101      227     3000 SH              Sole                     3000
SLM CORP.                        COM    78442p106      270     5200 SH              Sole                     5200
ST. JUDE MEDICAL                 COM    790849103      318     9000 SH              Sole                     9000
STARBUCKS CORP.                  COM    855244109     4597   135000 SH              Sole                   135000
SUMTOTAL SYSTEMS INC.            COM    866615107      999   134100 SH              Sole                   134100
TANOX, INC.                      COM    87588q109     3358   284100 SH              Sole                   284100
TIBCO SOFTWARE                   COM    88632q103     1724   192000 SH              Sole                   192000
TURBOCHEF TECHNOLOGIES INC.      COM    900006206     6526   469500 SH              Sole                   469500
VARIAN MEDICAL SYSTEMS           COM    92220p105      534    10000 SH              Sole                    10000
VERIZON COMMUNICATIONS           COM    92343v104      349     9400 SH              Sole                     9400
WCI COMMUNITIES INC.             COM    92923c104      174    10000 SH              Sole                    10000
QQQQ PUTS 11/18/2006 43.00       PUT    6311008wq      341     1559 SH       PUT    Sole                     1559


REPORT SUMMARY                 85 DATA RECORDS  145270                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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